Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Depreciation on property plant and equipment
	Annual rate	Residual value

Buildings	2.54% - 9.84%	Nil - 2%
Plant and machinery	7% - 18.4%	Nil - 10%
Motor vehicles	6% -18.4%	10%
Furniture, fixtures and equipment	6% -18.4%	10%

	Annual rate	Residual value

Buildings and improvements	2.54% - 9.84%	Nil - 2%
Plant and machinery	7.00% -18.40%	Nil - 10%
Motor vehicles	6.00% -18.40%	10%
Furniture, fixtures and equipment	6.00% -18.40%	10%

Amortization of intangible assets over thier useful life
Pharmaceutical licenses	10 years
Customer contracts, trademarks, technology know-how and patents	1-3 years

Retirement benefit costs

	As of December 31,
	2011	2010

Balance at beginning of year	$247,175	$260,478
Imputed interest	17,117	17,591
Payments	(48,984)	(39,639)
Translation adjustments	8,914	8,745
Balance at end of year	$224,222	$247,175